Investments in associates and joint ventures - Movement of investments in associates and joint ventures (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint ventures
Opening balance	$ 8,652	$ 8,419	$ 9,497
Capital contributions	6	20	1
Effects of equity method through:
Profit or loss	710	764	805
Other comprehensive income	(671)	(39)	(1,350)
Dividends declared	(649)	(527)	(526)
Impairment recovery		15	(8)
Closing balance	8,048	8,652	8,419	$ 9,497
Dividends received		425	482	1,471
Joint ventures
Investments in associates and joint ventures
Opening balance	6,073	5,875	6,804
Capital contributions	6	20	1
Effects of equity method through:
Profit or loss	565	629	607
Other comprehensive income	(590)	(117)	(1,181)
Dividends declared	(469)	(349)	(348)
Impairment recovery		15	(8)
Closing balance	5,585	6,073	5,875	6,804
Associates
Investments in associates and joint ventures
Opening balance	2,579	2,544	2,693
Capital contributions	0	0
Effects of equity method through:
Profit or loss	145	135	198
Other comprehensive income	(81)	78	(169)
Dividends declared	(180)	(178)	(178)
Impairment recovery		0
Closing balance	$ 2,463	$ 2,579	$ 2,544	$ 2,693